NYSE

17010291

Received SEC

JUN 12 2017

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-37719

June 12, 2017

CERT ARCA

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration of the Cushing® 30 MLP Index ETNs due June 15, 2037 of JPMORGAN CHASE FINANCIAL COMPANY LLC, guaranteed by JPMorgan Chase & Co. under the Exchange Act of 1934.

Sincerely,

Silvio Conte